STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Millburn Multi-Markets Trading L.P. [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Investments in U.S Treasury notes, amortized cost	$ 72,157,073	$ 91,546,413
Cash denominated in foreign currencies, cost	3,826,015	21,945,775
Investments in U.S Treasury notes, amortized cost	321,308,973	408,518,267
Cost	$ 446,190	$ 0
Series A [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	91,525.4967	99,597.6414
Series B [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	4,982.8851	5,720.6069
Series C [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	2,436.2995	3,029.4662
Series D [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Limited partners, units outstanding	7,448.6560	12,963.4335